Debt - Issuance of Promissory Note (Details) $ in Thousands	1 Months Ended
	Mar. 31, 2024 USD ($) debt_instrument	Feb. 29, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
7.25% Promissory Note | Other Debt Payable
Debt Instrument [Line Items]
Principal amount		$ 4,200
Interest Rates		7.25%
Debt instrument, term		5 years
9.45% Promissory Note 1 and 9.45% Promissory Note 2 | Other Debt Payable
Debt Instrument [Line Items]
Number of debt instruments entered into | debt_instrument	2
9.45% Promissory Note 1 | Other Debt Payable
Debt Instrument [Line Items]
Principal amount	$ 6,964
Interest Rates	9.45%
Debt instrument, term	10 years
9.45% Promissory Note 2 | Other Debt Payable
Debt Instrument [Line Items]
Principal amount	$ 6,964
Interest Rates	9.45%
Debt instrument, term	10 years
7.75% Promissory Note Due April 2029 | Other Debt Payable
Debt Instrument [Line Items]
Principal amount				$ 7,822
Interest Rates				7.75%
8.81% Promissory Note | Other Debt Payable
Debt Instrument [Line Items]
Principal amount			$ 12,600
Interest Rates			8.81%